Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
Regulated Operations [Abstract]
Summary of Company's Capital Structure	At December 31, 2021 and 2020, the Company’s capital structure was as follows:

As at December 31 (millions of dollars)	2021	2020
Long-term debt payable within one year	603	806
Short-term notes payable	1,045	800
Less: cash and cash equivalents	(540)	(757)
	1,108	849

Long-term debt	13,017	12,726
Common shares	5,688	5,678
Retained earnings	5,174	4,838
Total capital	24,987	24,091